Intangible Assets	12 Months Ended
Dec. 31, 2021
Intangible Assets
Intangible Assets

14.Intangible Assets

Intangible assets comprise the following:

		Purchased concessions,
		rights and other
In € thousand	Software	intangible assets	Total
Costs of acquisition
January 1, 2021	2,401	108	2,509
Additions	1,586	—	1,586
Transfer from property, plant and equipment	11	—	11
December 31, 2021	3,998	108	4,106
Accumulated amortization/write downs
January 1, 2021	1,125	12	1,137
Amortization	1,569	6	1,575
December 31, 2021	2,694	18	2,713
Carrying amount:
December 31, 2020	1,276	96	1,372
December 31, 2021	1,304	90	1,394

		Purchased concessions,
		rights, and other
In € thousand	Software	in-tangible assets	Total
Costs of acquisition
January 1, 2020	1,241	89	1,330
Additions	1,188	24	1,212
Disposals	(28)	(5)	(33)
December 31, 2020	2,401	108	2,509
Accumulated amortization/write downs
January 1, 2020	481	7	488
Amortization	642	6	648
Impairment	18	—	18
Disposals	(16)	(1)	(17)
December 31, 2020	1,125	12	1,137
Carrying amount:
December 31, 2019	760	82	842
December 31, 2020	1,276	96	1,372

An item of software was impaired in 2020 as the value in use is nil due to obsolescence. There were no further indicators of impairment which would have required intangible assets to be tested for impairment in the fiscal years ended December 31, 2021 and 2020.